Finance Lease Liabilities, Net - Schedule of Finance Lease Liabilities, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities, Net [Abstract]
Current portion	$ 96,372	$ 108,597
Non-current portion	121,746	218,996
Finance lease liabilities	$ 218,118	$ 327,593